Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000751364
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	NNN REIT, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-11290
Entity Tax Identification Number	56-1431377
Entity Address, Address Line One	450 South Orange Avenue
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	407
Local Phone Number	265-7348
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NNN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false